Consolidated Statements of Cash Flows - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Profit (loss) before income tax	$ (19,844,754)	$ 11,216,151	$ 39,363,606
Adjustments for:
depreciation	35,693,033	33,686,561	35,801,230
amortization	564,686	540,969	628,606
gain on financial instruments at fair value through profit or loss	(41,065)	(406,507)	(795,098)
interest expense	3,251,370	2,663,605	2,867,861
interest income	(885,520)	(841,615)	(612,210)
dividend income	(295,575)	(468,263)	(248,514)
share of profit of equity-accounted investees	(149,907)	(311,714)	(239,006)
gains on disposals of property, plant and equipment, net	(106,546)	(1,923,044)	(330,814)
losses (gains) on disposals of investments and financial assets, net	13,154	0	(42,788)
write-downs of inventories	5,185,504	5,171,752	3,756,726
impairment losses on assets	2,298,646	399,363	1,046,668
unrealized foreign currency exchange losses (gains)	(430,183)	545,856	776,962
others	26,468	(132,537)	(126,760)
Changes in operating assets and liabilities:
accounts receivable	13,685,703	(3,702,504)	4,643,577
receivables from related parties	984,744	(826,893)	659,522
inventories	(2,391,389)	(6,825,812)	(1,149,146)
other current assets	(926,326)	3,260,786	1,572,360
accounts payable	(5,014,990)	2,776,504	(2,489,088)
payables to related parties	(1,197,773)	503,293	(1,164,514)
net defined benefit liability	(89,422)	(82,176)	(103,668)
provisions	(759,948)	636,100	(911,810)
other current liabilities	(4,906,788)	(3,679,040)	3,974,959
Cash generated from operations	24,663,122	42,200,835	86,878,661
Cash received from interest income	919,840	815,890	628,223
Cash received from dividends	568,871	670,234	421,550
Cash paid for interest	(3,417,833)	(2,481,821)	(2,551,944)
Cash paid for income taxes	(2,003,361)	(1,004,444)	(1,013,159)
Net cash provided by operating activities	20,730,639	40,200,694	84,363,331
Cash flows from investing activities:
Acquisitions of financial assets at fair value through profit or loss	(3,668,175)	(2,509,528)	0
Disposals of financial assets at fair value through profit or loss	3,970,809	924,567	0
Acquisitions of financial assets at fair value through other comprehensive income	(47,182)	(3,452,722)	0
Disposals of financial assets at fair value through other comprehensive income	0	59,021	0
Acquisitions of available-for-sale financial assets	0	0	(201,434)
Proceeds from return of capital by available-for-sale financial assets	0	0	32,000
Acquisitions of equity-accounted investees	0	(684,756)	(397,000)
Proceeds from disposals of equity-accounted investees	904,050	0	56
Proceeds from return of capital by equity-accounted investees	0	99,200	0
Net cash outflow arising from acquisition of subsidiaries	0	(448,488)	0
Net cash inflow resulting from disposals of subsidiaries	0	51,387	276,393
Acquisitions of property, plant and equipment	(29,546,642)	(34,770,263)	(43,881,660)
Disposals of property, plant and equipment	170,880	6,408,057	1,149,649
Decrease (Increase) in refundable deposits	49,670	(169,666)	(404,233)
Increase in intangible assets	(1,711)	0	(196,781)
Decrease (Increase) in other financial assets	55,945	(4,635)	(44,469)
Net cash used in investing activities	(28,112,356)	(34,497,826)	(43,667,479)
Cash flows from financing activities:
Proceeds from short-term borrowings	2,576,584	2,526,082	10,548,495
Repayments of short-term borrowings	(1,388,334)	(5,343,976)	(7,644,568)
Proceeds from long-term borrowings	79,880,000	4,271,566	34,872,615
Repayments of long-term borrowings	(53,378,766)	(28,736,527)	(47,443,813)
Payments of lease liabilities	(694,922)	0	0
Guarantee deposits refunded	(1,828)	(13,402)	(34,654)
Cash dividends	(4,812,122)	(14,436,368)	(5,389,577)
Repurchase of treasury shares	(1,013,423)	0	0
Net change of non-controlling interests and others	(425,122)	(114,035)	1,681,150
Net cash provided by (used in) financing activities	20,742,067	(41,846,660)	(13,410,352)
Effect of exchange rate change on cash and cash equivalents	(2,073,874)	286,472	(2,456,132)
Net increase (decrease) in cash and cash equivalents	11,286,476	(35,857,320)	24,829,368
Cash and cash equivalents at January 1	69,163,296	105,020,616	80,191,248
Cash and cash equivalents at December 31	$ 80,449,772	$ 69,163,296	$ 105,020,616